Derivative financial instruments - The significant hedge accounting exposures impacted by the IBOR reform (Details) - IBOR reform [member] £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Expected convergence to RFR	Reformed Sterling Overnight Index Average (SONIA)
Nominal amount of hedged items directly impacted by IBOR reform	£ 14,733
Nominal amount of hedging instruments directly impacted by IBOR reform	12,269
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Expected convergence to RFR	Secured Overnight Financing Rate (SOFR)
Nominal amount of hedged items directly impacted by IBOR reform	£ 57,941
Nominal amount of hedging instruments directly impacted by IBOR reform	57,967
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Expected convergence to RFR	Euro Short-Term Rate (€STR)
Nominal amount of hedged items directly impacted by IBOR reform	£ 3,009
Nominal amount of hedging instruments directly impacted by IBOR reform	3,009
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Expected convergence to RFR	Tokyo Overnight Average (TONA)
Nominal amount of hedged items directly impacted by IBOR reform	£ 1,428
Nominal amount of hedging instruments directly impacted by IBOR reform	1,428
AUD
Disclosure of risk management strategy related to hedge accounting [line items]
Expected convergence to RFR	Bank Bill Swap Rate (BBSW) / Overnight Cash Rate (AONIA)
Nominal amount of hedged items directly impacted by IBOR reform	£ 1,183
Nominal amount of hedging instruments directly impacted by IBOR reform	1,183
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected convergence to RFR	Various Other RFRs
Nominal amount of hedged items directly impacted by IBOR reform	£ 1,199
Nominal amount of hedging instruments directly impacted by IBOR reform	1,020